Rental Income under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Rental Income Under Operating Leases [Abstract]
Schedule of Property Subject to or Available for Operating Lease
Investment in property under operating leases was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Land	$127	$141
Buildings and improvements	88	82
Equipment	55	37
Total property and equipment	270	260
Less: accumulated depreciation	(45)	(30)
Property and equipment, net	$225	$230

Schedule of Minimum Future Rental Income	Minimum future rental income under non-cancelable operating leases as of December 31, 2016 is as follows (in millions):

2017	$27
2018	18
2019	11
2020	5
2021	2
Thereafter	2
Total minimum future rentals	$65